Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Unamortized debt discount, current		$ 18,136,631	$ 369
Deferred loan costs		$ 2,014,599
Unamortized debt discount, non-current			$ 15,238
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares outstanding		288,923,969	160,100,769
Treasury stock shares	26,091,136
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	3,100,000	3,100,000	5,100,000
Preferred stock, shares outstanding	3,100,000	3,100,000	5,100,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	3,220,000	3,220,000	3,230,000
Preferred stock, shares outstanding	3,220,000	3,220,000	3,230,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,990,000,000	1,990,000,000	500,000,000
Common stock, shares outstanding	262,832,833	288,923,969	160,100,769
Common stock, shares issued	262,832,833	288,923,969
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding	0	0	0
Common stock, shares issued	0	0	0
Notes Payable [Member]
Unamortized debt discount, current	$ 699,056
Deferred loan costs	699,056
Convertible Notes Payable [Member]
Unamortized debt discount, current	17,396,771	$ 20,151,230
Deferred loan costs	$ 17,396,771	$ 20,151,230